CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Current assets
Cash and cash equivalents	$ 530,000	$ 84,194	$ 1,956,976
Accounts receivable trade, net	49,329	55,160	103,824
Inventories	669,331	546,118	393,434
Prepaid consulting			42,500
Prepaid expenses and other current assets	48,966	45,785	29,784
Total current assets	1,297,626	731,257	2,526,518
Furniture, fixtures and equipment, net	153,926	188,779	209,822
Deposits	26,886	15,631	15,631
Total assets	1,478,438	935,667	2,751,971
Current liabilities
Accounts payable	437,352	234,375	270,864
Accrued expenses	66,060	72,637	168,445
Litigation accrual	505,000	1,646,000
Accrual for severance agreement	144,286
Notes payable - related parties	161	84,380
Convertible notes - related parties, net of discount	70,735	283,230
Convertible notes - third parties, net of discount	174,343	74,214
Insurance premium finance contract	21,969	9,250	10,227
Total current liabilities	1,419,906	2,404,086	449,536
Convertible note - related party	1,889,560	1,497,483	1,497,483
Total liabilities	3,309,466	3,901,569	1,947,019
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock
Common stock	32,412	24,914	22,105
Additional paid in capital	24,997,632	19,809,070	16,452,674
Accumulated deficit	(26,861,072)	(22,799,886)	(15,669,827)
Total stockholders' equity (deficit)	(1,831,028)	(2,965,902)	804,952
Total liabilities and stockholders' equity (deficit)	$ 1,478,438	$ 935,667	$ 2,751,971